Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Net income	$ 93,440	$ 3,893
Unrealized loss from marketable securities	(7,194)	(1,647)
Unrealized loss from marketable securities reclassified to statement of operations	6,914	1,138
Foreign currency translation loss	(369)
Other comprehensive loss	(649)	(509)
Comprehensive income (loss) attributable to non-controlling interest	92,569	33,689
Comprehensive income	92,791	3,384
Comprehensive income attributable to the Company	$ 222	$ (30,305)